Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover page
Document Type	S-4
Entity Registrant Name	Flying Eagle Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Central Index Key	0001801661
Amendment Flag	false